SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting as per business segments
Net sales	R$ 78,345,081	R$ 43,814,661	R$ 39,644,010
Cost of sales	(57,527,721)	(37,884,102)	(35,440,726)
GROSS PROFIT	20,817,360	5,930,559	4,203,284
Selling, general and administrative expenses	(2,105,951)	(1,530,385)	(1,430,456)
Other operating income (expenses)	519,731	1,117,699	449,200
Eletrobras compulsory loan recovery	1,391,280	0	0
Results in operations with subsidiary and joint ventures (note 3.4)	(162,913)	0	0
Impairment of non-financial assets	0	(411,925)	0
Impairment of financial assets	357	(64,132)	(21,044)
Equity in earnings of unconsolidated companies	563,158	152,569	(17,050)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	21,023,022	5,194,385	3,183,934
Financial result, net	(750,454)	(1,698,707)	(1,509,214)
INCOME BEFORE TAXES	20,272,568	3,495,678	1,674,720
Income and social contribution taxes	(4,713,630)	(1,107,624)	(457,833)
NET INCOME	15,558,938	2,388,054	1,216,887
Depreciation/amortization	2,658,561	2,499,104	2,074,295
Investments in associates and joint ventures	3,340,775	2,271,629	1,812,399	R$ 1,367,802
Total assets	73,814,613	63,123,009	54,002,970
Total liabilities	30,998,964	32,037,799	26,829,843
North America Operation
Segment reporting as per business segments
Impairment of non-financial assets		(342,355)
Special Steel Operation
Segment reporting as per business segments
Impairment of non-financial assets		(69,570)
Operating Segments | Brazil Operation
Segment reporting as per business segments
Net sales	34,757,720	17,752,823	16,122,171
Cost of sales	(22,496,140)	(14,179,991)	(14,363,253)
GROSS PROFIT	12,261,580	3,572,832	1,758,918
Selling, general and administrative expenses	(781,942)	(562,019)	(539,344)
Other operating income (expenses)	137,649	31,500	295,818
Impairment of financial assets	7,823	(23,177)	(2,012)
Equity in earnings of unconsolidated companies		(1,287)	(828)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	11,625,110	3,017,849	1,512,552
Financial result, net	(538,341)	(442,972)	(520,821)
INCOME BEFORE TAXES	11,086,769	2,574,877	991,731
Income and social contribution taxes	(2,769,495)	(652,126)	(214,400)
NET INCOME	8,317,274	1,922,751	777,331
Depreciation/amortization	1,330,963	1,135,294	1,008,713
Investments in associates and joint ventures		10,186	11,472
Total assets	24,835,717	21,099,735	17,195,824
Total liabilities	8,105,443	7,469,541	4,686,686
Operating Segments | North America Operation
Segment reporting as per business segments
Net sales	27,838,000	17,458,318	14,656,028
Cost of sales	(22,416,578)	(16,212,757)	(13,351,209)
GROSS PROFIT	5,421,422	1,245,561	1,304,819
Selling, general and administrative expenses	(639,370)	(476,518)	(444,326)
Other operating income (expenses)	42,141	97,751	44,660
Impairment of non-financial assets		(342,355)
Impairment of financial assets	(7,668)	(36,286)	(14,612)
Equity in earnings of unconsolidated companies	279,948	23,512	(110,959)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	5,096,473	511,665	779,582
Financial result, net	(156,437)	(206,405)	(99,029)
INCOME BEFORE TAXES	4,940,036	305,260	680,553
Income and social contribution taxes	(1,092,146)	(178,447)	(188,458)
NET INCOME	3,847,890	126,813	492,095
Depreciation/amortization	627,483	777,369	571,015
Investments in associates and joint ventures	1,871,274	908,338	681,807
Total assets	22,096,314	18,583,439	15,178,053
Total liabilities	4,603,424	5,261,820	4,506,771
Operating Segments | South America Operation
Segment reporting as per business segments
Net sales	6,856,766	3,831,406	3,259,253
Cost of sales	(5,332,853)	(3,015,189)	(2,762,157)
GROSS PROFIT	1,523,913	816,217	497,096
Selling, general and administrative expenses	(157,912)	(116,479)	(119,627)
Other operating income (expenses)	27,514	16,684	17,416
Impairment of financial assets	(1,073)	(2,436)	(1,906)
Equity in earnings of unconsolidated companies	268,291	99,341	66,468
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,660,733	813,327	459,447
Financial result, net	(314,473)	(60,787)	(163,459)
INCOME BEFORE TAXES	1,346,260	752,540	295,988
Income and social contribution taxes	(377,286)	(195,440)	(100,341)
NET INCOME	968,974	557,100	195,647
Depreciation/amortization	213,001	142,143	120,462
Investments in associates and joint ventures	1,071,333	976,046	748,392
Total assets	7,113,706	5,448,922	4,562,604
Total liabilities	2,376,176	1,360,098	996,876
Operating Segments | Special Steel Operation
Segment reporting as per business segments
Net sales	10,980,191	6,096,471	6,701,900
Cost of sales	(9,427,221)	(5,794,666)	(6,167,502)
GROSS PROFIT	1,552,970	301,805	534,398
Selling, general and administrative expenses	(233,348)	(179,822)	(170,170)
Other operating income (expenses)	71,287	55,097	35,571
Impairment of non-financial assets		(69,570)
Impairment of financial assets	1,275	(2,233)	(2,513)
Equity in earnings of unconsolidated companies	28,831	8,899	6,776
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,421,015	114,176	404,062
Financial result, net	(238,249)	(215,433)	(109,116)
INCOME BEFORE TAXES	1,182,766	(101,257)	294,946
Income and social contribution taxes	(287,292)	13,229	(60,749)
NET INCOME	895,474	(88,028)	234,197
Depreciation/amortization	487,114	444,298	374,105
Investments in associates and joint ventures	251,668	231,152	224,201
Total assets	13,658,147	11,233,676	8,597,180
Total liabilities	2,801,071	1,994,575	1,604,885
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(2,087,596)	(1,324,357)	(1,095,342)
Cost of sales	2,145,071	1,318,501	1,203,395
GROSS PROFIT	57,475	(5,856)	108,053
Selling, general and administrative expenses	(293,379)	(195,547)	(156,989)
Other operating income (expenses)	241,140	916,667	55,734
Eletrobras compulsory loan recovery	1,391,280
Results in operations with subsidiary and joint ventures (note 3.4)	(162,913)
Equity in earnings of unconsolidated companies	(13,912)	22,104	21,493
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,219,691	737,368	28,291
Financial result, net	497,046	(773,110)	(616,789)
INCOME BEFORE TAXES	1,716,737	(35,742)	(588,498)
Income and social contribution taxes	(187,411)	(94,840)	106,115
NET INCOME	1,529,326	(130,582)	(482,383)
Investments in associates and joint ventures	146,500	145,907	146,527
Total assets	6,110,729	6,757,237	8,469,309
Total liabilities	13,112,850	15,951,765	15,034,625
Eliminations and Adjustments | Brazil Operation
Segment reporting as per business segments
Net sales	(1,352,079)	(1,149,618)	(920,659)
Eliminations and Adjustments | North America Operation
Segment reporting as per business segments
Net sales	(70,904)	(60,370)	(62,196)
Eliminations and Adjustments | South America Operation
Segment reporting as per business segments
Net sales	(16,297)	(41)
Eliminations and Adjustments | Special Steel Operation
Segment reporting as per business segments
Net sales	R$ (648,316)	R$ (114,328)	R$ (112,487)